INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Property, plant and equipment
Property, plant and equipment	$ 41,586,032	$ 43,834,548
Gross carrying amount
Property, plant and equipment
Property, plant and equipment	53,779,411	57,059,972	$ 54,173,299	$ 44,764,394
Accumulated depreciation/amortization
Property, plant and equipment
Property, plant and equipment	$ (12,193,379)	$ (13,225,424)	$ (11,469,924)	$ (4,587,248)